Share Capital, Reserves and Accumulated Deficit (Details) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₪ / shares	Nov. 11, 2024 shares	Aug. 14, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Share Capital, Reserves and Accumulated Deficit [Line Items]
Par value per share | ₪ / shares		₪ 0.1
Ordinary shares, authorized | shares	1,450,000,000				1,450,000,000
Issued ordinary shares | shares	881,385,176			150,000,000	544,906,149
Fund-raising amount | $				$ 1,500
Deferred loss | $	$ 0			$ 0
Additional paid in capital | $	141,286				$ 146,326
Issuance costs | $	71
Warrants [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Additional paid in capital | $	$ 4,020
Ordinary shares [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares, authorized | shares	1,450,000,000
Issued ordinary shares | shares			186,479,027	186,479,027
Ordinary shares [Member] | Warrants [Member]
Share Capital, Reserves and Accumulated Deficit [Line Items]
Issued ordinary shares | shares	150,000,000